Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of tax charge in income statement

Amounts recognised in profit or loss
In millions of €	2025	2024	2023
Current tax
Current year	197	168	220
(Over)/under provided in prior years	(21)	(31)	22
	176	137	242
Deferred tax
Origination and reversal of temporary differences	(39)	15	(38)
Changes in tax rates	3	—	(1)
Movement on unrecognised deferred tax	—	—	—
	(36)	15	(39)
Total	140	152	203

Schedule of reconciliation between the computed weighted average rate of income tax expense and the actual rate of taxation charged

Reconciliation of effective tax rate (%)	2025	2024	2023
Computed rate of tax (a)	25.2%	25.1%	25.2%
Differences between computed rate of tax and effective tax rate due to:
- Incentive tax credits	(2.9)%	(2.3)%	(2.7)%
- Expenses not deductible for tax purposes	6.6%	0.8%	2.1%
- Impact of withholding tax	0.9%	1.2%	1.0%
- Income tax reserve adjustments – current and prior year	0.3%	—	1.6%
- Transfer to / (from) unrecognised deferred tax assets	2.5%	—	—%
- Other (b)	(1.3)%	(4.5)%	1.2%
Effective tax rate	31.3%	20.3%	28.4%

(a)	The computed tax rate used is the average of the standard rate of tax applicable in the countries in which the Group operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
(b)	Other includes the impact of audit settlements and prior year true ups, as well as the impact of hyperinflation related to Türkiye.

Schedule of deferred tax

Deferred tax
In millions of €	31 Dec 2025	31 Dec 2024
Deferred tax asset	520	130
Deferred tax liability	(206)	(298)
Net deferred tax asset / (liability)	314	(168)

Movements in 2025	As at	Income		As at
In millions of €	1 January	statement	Other (a)	31 December
Pensions and similar obligations	58	11	(111)	(42)
Provisions	32	16	(30)	18
Goodwill and intangible assets	(191)	(54)	452	207
Accelerated tax depreciation	(111)	(21)	64	(68)
Tax losses	52	79	(5)	126
Other	(10)	0	68	58
Lease liability	37	(2)	(34)	1
Right of use asset	(35)	5	33	3
Fair value gains	—	—	9	9
Share-based payments	—	2	—	2
Total	(168)	36	446	314

(a)	Other includes the movements of assets and liabilities recognised in equity and OCI, including any foreign currency translation differences, acquisitions and disposals

Movements in 2024	As at	Income		As at
In millions of €	1 January	statement	Other (a)	31 December
Pensions and similar obligations	66	(2)	(6)	58
Provisions	33	—	(1)	32
Goodwill and intangible assets	(175)	(8)	(8)	(191)
Accelerated tax depreciation	(120)	14	(5)	(111)
Tax losses	79	(18)	(9)	52
Other	8	(1)	(17)	(10)
Lease liability	42	(5)	—	37
Right of use asset	(39)	5	(1)	(35)
Fair value gains	—	—	—	—
Share-based payments	—	—	—	—
Total	(106)	(15)	(47)	(168)

(a)	Other includes the movements of assets and liabilities recognised in equity and OCI, including any foreign currency translation differences, acquisitions and disposals.

Deferred tax assets and liabilities
In millions of €	Assets	Liabilities	Total
After jurisdictional netting	2025	2025	2025
Pensions and similar obligations	(43)	1	(42)
Provisions	14	4	18
Goodwill and Intangible assets	350	(143)	207
Accelerated tax depreciation	10	(78)	(68)
Tax losses	126	—	126
Other	51	7	58
Lease liability	1	—	1
Right use of asset	—	3	3
Fair value gains	9	—	9
Share-based payments	2	—	2
Total	520	(206)	314
Of which deferred tax to be recovered/(settled) after more than 12 months	459	(205)	254

Deferred tax assets and liabilities
In millions of €	Assets	Liabilities	Total
Before jurisdictional netting	2024	2024	2024
Pensions and similar obligations	59	(1)	58
Provisions	32	—	32
Goodwill and Intangible assets	8	(199)	(191)
Accelerated tax depreciation	11	(122)	(111)
Tax losses	52	—	52
Other	10	(20)	(10)
Lease liability	37	—	37
Right use of asset	—	(35)	(35)
Fair value gains	—	—	—
Share-based payments	—	—	—
Total	209	(377)	(168)
Effect of jurisdictional netting	(79)	79	—
Total after jurisdictional netting	130	(298)	(168)
Of which deferred tax to be recovered/(settled) after more than 12 months	79	(276)	(197)

Schedule of tax effects directly recognised in other comprehensive income

	2025			2024
		Tax			Tax
	Before	(charge)/	After	Before	(charge)/	After
In millions of €	tax	credit	tax	tax	credit	tax
Cash flow hedges	(104)	23	(81)	106	(18)	88
Remeasurements of defined benefit pension plans	63	(17)	46	45	(7)	38
Currency retranslation gains/(losses)	(238)	—	(238)	137	—	137
Total	(279)	6	(273)	288	(25)	263